UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number: 811-2824
SAMARNAN INVESTMENT CORPORATION
(Exact name of registrant as specified in charter)
214 NORTH RIDGEWAY DRIVE, CLEBURNE, TEXAS 76033
(Address of principal executive offices) (Zip code)
GEORGE S. WALLS, JR., 214 N. RIDGEWAY DRIVE, CLEBURNE, TX 76033
( Name and address of agent for service)
Registrant’s telephone number, including area code: (817) 641- 7881
Date of fiscal year end: December 31
Date of reporting period: September 30, 2008

Item 1. Schedule of Investments.
Attached as Exhibit 1 is the Registrant’s Schedule of Investments as of the close of business on September 30, 2008.
Item 2. Controls and Procedures.
(a)	Rule 30a-3(c) under the Investment Company Act of 1940 requires the Registrant to maintain “disclosure controls and procedures” which are defined to mean a company’s controls and procedures that are designed to ensure that information required to be disclosed in the reports it files with or submits under the 1940 Act is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms. The principal executive officer and the principal financial officer of the Registrant, based upon their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures within 90 days of the filing date of this Report, concluded the Registrant’s controls and procedures were effective for this purpose.

(b)	There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that has occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
The following exhibits and certifications are filed as a part of this Report:
(1)	Schedule of Investments of the Registrant as of the close of business on September 30, 2008. (1)

(2)	Certification of George S. Walls, Jr., principal executive officer of the Registrant. (1)

(3)	Certification of Jerry D. Wheatley, principal financial officer of the Registrant. (1)

(1)	Filed herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.
SAMARNAN INVESTMENT CORPORATION
By: /s/ George S. Walls, Jr., President
Date: October 21, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By: /s/ George S. Walls. Jr.
       George S. Walls, Jr., President and Principal Executive Officer
Date: October 21, 2008
By: /s/ Jerry D. Wheatley
      Jerry D. Wheatley, Treasurer and Principal Financial Officer
Date: October 21, 2008